OTHER GAINS AND LOSSES—NET (Details) - EUR (€) € in Millions			1 Months Ended	12 Months Ended
	Sep. 29, 2023	Feb. 02, 2023	Oct. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax expense [line Items]
Realized gains / (losses) on derivatives				€ (46)	€ (6)	€ 113
Realized and unrealized (losses) / gains on debt derivatives at fair value				(3)	(47)	39
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities – net				(2)	(1)	1
Restructuring costs				0	(1)	(3)
(Losses) / gains on pension plan amendments				0	47	(32)
Gains / (losses) on disposal				29	(4)	(3)
Other				3	4	2
Total other gains and losses - net				€ (19)	(8)	117
Collective bargaining agreement, period			3 years
Discontinued operations
Disclosure of income tax expense [line Items]
Gains / (losses) on disposal	€ 36	€ (5)
OPEB
Disclosure of income tax expense [line Items]
(Losses) / gains on pension plan amendments					€ 49
Negative past service cost recorded to cancel gain originally recognized						€ 31